Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EIN: 66-0676831
PLAN NUMBER: 001

FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF JUNE 30, 2025

	Identity of Issue	Description of Investment	Fair Value
*	BANCO POPULAR & THE NORTHERN TRUST SHORT TERM INV. FUND: CASH	Time Deposit Open Account Variable Rate (3.4810% as of 6/30/2025)	$46,586
*	THE NORTHERN TRUST SHORT TERM INV. FUND	Common Collective Trust Fund	64,523
*	THE PROCTER & GAMBLE COMPANY	Common stock	31,450,087
	THE J.M. SMUCKER COMPANY	Common stock	96,531
		MUTUAL FUNDS:
*	Vanguard	Treasury Money Market Fund	9,909,381
*	Vanguard	Institutional Index	21,010,993
*	Vanguard	Inflation Protected Securities	943,046
*	Vanguard	Balanced Index	17,459,820
*	Vanguard	Total Bond Index	2,754,543
*	Vanguard	Small Cap Index	6,637,883
*	Vanguard	FTSE All-World Ex US Index	5,084,790
		Total Mutual Funds	63,800,456

	TOTAL INVESTMENTS		$95,458,183

*	Party-in-interest.